Subsequent Event - Additional Information (Detail)				2 Months Ended				4 Months Ended	12 Months Ended
	Feb. 20, 2026 USD ($) $ / shares shares	Feb. 20, 2026 $ / shares $ / shares shares	Feb. 02, 2026 CAD ($) ft²	Mar. 09, 2026 USD ($) shares	Mar. 09, 2026 $ / shares	Mar. 08, 2026 USD ($) shares	Mar. 08, 2026 $ / shares	Apr. 20, 2026 shares	Dec. 31, 2025 USD ($) $ / shares shares	Dec. 31, 2024 USD ($) shares
Subsequent Event [Line Items]
Proceeds from issuance of common shares									$ 73,891,109	$ 22,853,391
Common stock shares issued | shares									51,939,206	35,641,603
Common stock, par or stated value per share | $ / shares									$ 15
Operating lease cost									$ 83,671	$ 65,739
Subsequent Event [Member]
Subsequent Event [Line Items]
Proceeds from issuance of warrants				$ 6,758,283		$ 2,442,915
Proceeds from issuance of common shares	$ 63,200,000
Common stock shares issued | shares	7,607,145	7,607,145
Common stock, par or stated value per share | $ / shares	$ 7	$ 7
Prefunded warrants issued shares | shares	1,428,571
Prefunded warrants issued per share | $ / shares	$ 6.99999
Prefunded warrant nominal exercise price per share | $ / shares		$ 0.00001
Lessee, term of contract			5 years
Lessee, renewal term			5 years
Operating lease cost			$ 320,497
Operating lease rent escalation percentage			2.00%
Operating lease variable costs anticipated per square foot | ft²			14.22
Operating lease management fee percentage			5.00%
Warrants exercised during period shares | shares				1,113,279		823,550
Warrants exercised during period per share | $ / shares					$ 3		$ 11.2
Additional paid in capital transferred to share capital on warrant exercise				$ 244,291		$ 663,760
Warrants remained unexercised expired during period shares | shares				2,002,474				3,404,071